Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Balance at beginning of year	$ 75,000	$ 85,000
Liabilities accrued for warranties issued during the year	97,501	74,555
Warranty claims paid during the period	(52,465)	(65,592)
Changes in liability for pre-existing warranties during the year	(45,036)	(18,963)
Balance at end of year	$ 75,000	$ 75,000